December 16, 2010

Craig Wilson, Esq.

Senior Assistant,   Chief Accountant

Division of Corporate Finance

The United States Securities & Exchange Commission

100 F Street Northeast,

Washington. D.C.

United States of America,   20549

RE: Form 20-F/A for the Fiscal Year Ended December 31, 2009

Dear Sir:

Attached, please find the changed pages for the items listed below as per your  correspondence of December 2, 2010:

Form 20-F/A for the Fiscal Year ended December 31, 2009.

Item 17.

Financial Statements, page 26

1.

The audit reports for the financial statements for the years ended December 31, 2008 (which includes December 31, 2007 are attached as page 3 through 4 of the attachment (pages 29 through 30) of the final Form 20-F

Item 16F.

Change in Certifying Accountant

2.

Section A1(i) the following sentence has been included

“The Company was without the services of an independent accountant until

March 8, 2010 when Saturna Group, Chartered Accountants, LLP were appointed, “

This text is highlighted in blue

If all is approved, we will file the amended Form 20-F/A immediately.  We look forward to receiving your reply at your convenience.

Yours truly,

“Deborah Fortescue-Merrin”

Deborah Fortescue-Merrin

President & Director

BERMUDA:

Floor Two b 73 Front Street b Hamilton HM12 b Bermuda

NORTH AMERICAN CONTACT:

P.O. Box 280 b 590 Willies Way b Bowen Island, B.C. b Canada b V0N 1G0

Phone: 604-947-2554 b Fax: 604-947-0294